SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Mar. 31, 2025
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
Share-based payments expense are as follows:

	2025	2024
Equity-settled plans
Stock option plan	$5.9	$7.0
RSU plan	6.6	4.7
PSU plan	12.7	3.6
Cash-settled plans
Stock purchase plan	16.2	15.7
DSU plans	14.9	(1.1)
RSU plan	1.9	2.2
PSU plan	3.3	2.4
Total share-based payments expense	$61.5	$34.5
Impact of equity swap agreements (Note 32)	(14.6)	6.6
Amount capitalized	(1.0)	(1.0)
Share-based payments expense, net of equity swap (Note 27)	$45.9	$40.1
Carrying amount of share-based payments liabilities are as follows:

	2025	2024
Cash-settled plans
DSU plans	$48.7	$41.6
RSU plan	6.5	9.1
PSU plan	10.4	10.5
Total carrying amount of share-based payments liabilities	$65.6	$61.2
Current portion	25.3	9.9
Non-current portion (Note 23)	$40.3	$51.3

Disclosure of number and weighted average exercise prices of share options
Changes in outstanding stock options are as follows:

		2025		2024
		Weighted		Weighted
	Number of	average exercise	Number of	average exercise
stock options		price	stock options	price
Stock options outstanding, beginning of year	6,459,922	$27.19	6,323,537	$26.63
Granted	779,288	25.45	735,274	28.66
Exercised	(2,763,675)	24.29	(405,943)	19.34
Forfeited	(491,387)	29.96	(192,946)	31.04
Stock options outstanding, end of year	3,984,148	$28.52	6,459,922	$27.19
Stock options exercisable, end of year	2,525,692	$28.44	4,533,751	$26.57

Disclosure of range of exercise prices of outstanding share options
As at March 31, 2025, summarized information about the stock options issued and outstanding is as follows:

		Options Outstanding		Options Exercisable
		Weighted
	Number of	average remaining	Weighted	Number of	Weighted
Range of	stock options	contractual life	average exercise	stock options	average exercise
exercise prices	outstanding	(years)	price	exercisable	price
$20.57 to $26.78	1,663,993	3.79	$22.52	995,113	$20.57
$26.83 to $30.13	698,777	4.09	28.33	272,161	27.80
$33.47 to $38.01	1,621,378	2.57	34.76	1,258,418	34.79
Total	3,984,148	3.34	$28.52	2,525,692	$28.44

Disclosure of indirect measurement of fair value of goods or services received, other equity instruments granted during period
The assumptions used in the calculation of the fair value of the stock options on the grant date using the Black-Scholes option pricing model are as follows:

	2025	2024
Common share price	$25.45	$27.85
Exercise price	$25.45	$28.66
Dividend yield	0.58%	0.72%
Expected volatility	39.32%	41.88%
Risk-free interest rate	3.53%	3.73%
Expected stock option life	5 years	4.5 years

Disclosure of number and weighted average exercise prices of other equity instruments
Changes in outstanding equity-settled RSUs are as follows:

	2025	2024
Equity-settled RSUs outstanding, beginning of year	292,634	—
Granted	393,805	304,142
Cancelled	(94,872)	(11,104)
Settled in shares	(15,370)	—
Settled in cash	(1,471)	(404)
Equity-settled RSUs outstanding, end of year	574,726	292,634
Equity-settled RSUs vested, end of year	404,144	168,681
Changes in outstanding equity-settled PSUs are as follows:

	2025	2024
Equity-settled PSUs outstanding, beginning of year	780,786	—
Granted	903,341	812,603
Cancelled	(242,151)	(30,604)
Settled in shares	(30,060)	—
Settled in cash	(2,444)	(1,213)
Equity-settled PSUs outstanding, end of year	1,409,472	780,786
Equity-settled PSUs vested, end of year	1,037,878	489,134
Changes in outstanding DSUs are as follows:

	2025	2024
DSUs outstanding, beginning of year	1,487,414	1,586,384
Granted	139,677	118,667
Redeemed	(249,780)	(217,637)
DSUs vested and outstanding, end of year	1,377,311	1,487,414
Changes in outstanding cash-settled RSUs are as follows:

	2025	2024
Cash-settled RSUs outstanding, beginning of year	404,037	646,231
Cancelled	(43,833)	(12,369)
Redeemed	(167,065)	(229,825)
Cash-settled RSUs outstanding, end of year	193,139	404,037
Cash-settled RSUs vested, end of year	184,725	332,420
Changes in outstanding cash-settled PSUs are as follows:

	2025	2024
Cash-settled PSUs outstanding, beginning of year	912,281	1,148,302
Cancelled	(283,840)	(83,204)
Redeemed	(136,545)	(152,817)
Cash-settled PSUs outstanding, end of year	491,896	912,281
Cash-settled PSUs vested, end of year	467,991	711,745